Convertible Debt	12 Months Ended
Dec. 31, 2025
Convertible Debt
Convertible Debt
8.	Convertible Debt

On October 31, 2023, Versamet entered into a $16.0 million (the C$22.2 million) convertible loan with Beedie Capital Investments Ltd (“Beedie Capital”) (the “Beedie Convertible Loan”). The Beedie Convertible Loan was denominated in Canadian dollars, had a term of 5 years and was scheduled to mature on October 31, 2028. Interest on the Beedie Convertible Loan consisted of an 8% base interest rate and a 1.5% paid-in-kind (“PIK”) rate, with the PIK rate reducing to 1.0% upon the public listing of the Company. The Company had the option to pay 25-50% of the base interest rate in common shares of the Company, subject to certain conditions. Amounts outstanding under the Beedie Convertible Loan could be converted into common shares of the Company, at the option of Beedie Capital, at a price of C$4.20 per common share. The Company had the option to prepay the Beedie Convertible Loan, subject to certain fees.

On April 30, 2025, the Company exercised its prepayment option and repaid and canceled the Beedie Convertible Loan. On repayment, Beedie Capital elected not to convert amounts outstanding into common shares of the Company. Consequently, the Company repaid the full amount of the loan and accrued interest outstanding in cash which resulted in a derecognition of both the Beedie Convertible Loan and the Convertible debt derivative liability related to the conversion option. The derecognition of the Convertible debt derivative liability of $3.2 million resulted in an equivalent gain in the Statement of Income (Loss) and Comprehensive Income (Loss). As a result of the revised repayment date, the Company recognized an increase in the carrying amount of the Beedie Convertible Loan of $3.3 million due to the accelerated recording of the accretion expense with a corresponding increase in finance expense. The Company also incurred $2.4 million of non-recurring prepayment fees which were recognized in finance and interest expense during the year ended December 31, 2025.

A continuity of the Beedie Convertible Loan and the Beedie Derivative Liability is as follows:

In $000s	$
Balance — December 31, 2023	12,568

Accrued Interest	1,301
Interest paid	(1,301)
Accrued PIK interest	246
Accretion of discount	564
Foreign exchange gain	(1,044)
Balance — December 31, 2024	12,334

Accrued Interest	417
Interest paid	(417)
Accrued PIK interest	79
Accretion of discount	204
Foreign exchange loss	518
Accelerated accretion of discount due to revised repayment date	3,255
Repayment	(16,390)
Balance — December 31, 2025	—

Amount allocated to Derivative Liability	$
Balance — December 31, 2023	3,685

Change in FVTPL	(400)
Balance — December 31, 2024	3,285

Change in FVTPL	(112)
Derecognition on repayment	(3,173)
Balance — December 31, 2025	—

During the year ended December 31, 2025, the Company settled $0.2 million of interest owed to Beedie through issuance of 55,615 common shares (2024: 176,370 common shares were issued to settle interest owed of $0.5 million).